SUMMARY OF RECONCILIATION OF NUMERATOR AND DENOMINATOR USED TO COMPUTE BASIC AND DILUTED NET LOSS PER SHARE (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ (416,090)	$ (1,514,771)
Weighted average shares outstanding, basic	857,773	3,960,705
Weighted average shares outstanding, diluted	857,773	3,960,705
Basic net loss income per share	$ (0.49)	$ (0.38)
Diluted net loss income per share	$ (0.49)	$ (0.38)
Non-redeemable Class A Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ (1,552,259)	$ (665,332)
Weighted average shares outstanding, basic	3,200,000	1,739,726
Weighted average shares outstanding, diluted	3,200,000	1,739,726
Basic net loss income per share	$ (0.49)	$ (0.38)
Diluted net loss income per share	$ (0.49)	$ (0.38)
Non-redeemable Class B Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ (1,023,580)	$ (1,365,443)
Weighted average shares outstanding, basic	2,110,122	3,570,396
Weighted average shares outstanding, diluted	2,110,122	3,570,396
Basic net loss income per share	$ (0.49)	$ (0.38)
Diluted net loss income per share	$ (0.49)	$ (0.38)